Condensed Interim Statements of Changes in Shareholders’ Equity (Deficit) ( Unaudited) - USD ($)		Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2022		$ 6,706,644	$ 459,110	$ 1,896,724	$ (21,250)	$ (10,147,226)	$ (1,105,998)
Balance (in Shares) at Oct. 31, 2022	[1]	43,992
Net loss for the period						(1,899,469)	(1,899,469)
Issuance of common shares		$ 6,026,327		337,579			6,363,906
Issuance of common shares (in Shares)	[1]	38,462
Common shares and warrants issued to Medigus		$ 296,845	231				297,076
Issuance of common shares upon vesting of restricted stock units		$ 39,975		(39,975)
Issuance of common shares upon vesting of restricted stock units (in Shares)	[1]	161
Common shares for services				34,906			34,906
Share-based compensation (Notes 8, 9 (i))				154,565			154,565
Balance at Jan. 31, 2023		$ 13,069,791	459,341	2,383,799	(21,250)	(12,046,695)	3,844,986
Balance (in Shares) at Jan. 31, 2023	[1]	82,615
Balance at Oct. 31, 2023		$ 17,131,223	459,341	2,182,221	(21,250)	(18,768,063)	983,472
Balance (in Shares) at Oct. 31, 2023	[1]	607,337
Net loss for the period						(1,367,800)	(1,367,800)
Issuance of common shares, pre-funded warrants and warrants (Note 6c(iii))		$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (Note 6c(iii)) (in Shares)	[1]	1,500,000
Exercise of warrants (Note 6c(i))		$ 3,931,902					3,931,902
Exercise of warrants (Note 6c(i)) (in Shares)	[1]	1,062,188
Common shares for services		$ 117		(225)			(108)
Common shares for services (in Shares)	[1]	45
Share-based compensation (Notes 8, 9 (i))				34,112			34,112
Balance at Jan. 31, 2024		$ 22,523,057	$ 459,341	$ 2,216,108	$ (21,250)	$ (20,135,863)	$ 5,041,393
Balance (in Shares) at Jan. 31, 2024	[1]	3,169,570

[1]

On September 30, 2022 the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share held.

On November 28, 2023, the Company effected a further 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held.